Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
8	CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following items:

	September 30, 2025	December 31, 2024

Cash and cash equivalents at banks and on hand	302	479
Cash equivalents with original maturity of less than three months	170	195
Cash and cash equivalents, as presented in the consolidated statement of cash flows	472	674

As of September 30, 2025, US$456 (2024: US$429) of cash and cash equivalents at the level of Ukraine was subject to currency restrictions that limit the Company’s ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Ukrainian operations.

Cash and cash equivalents with original maturity of less than three months amounting to US$170 (2024: US$195) comprise short-term deposits and sovereign Ukrainian bonds held by Kyivstar.

The imposition of currency exchange controls or other similar restrictions on currency convertibility in Ukraine could limit Kyivstar Group’s ability to convert local currencies or repatriate local cash in a timely manner or at all, as well as remit dividends.